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                         EVEREN Unit Investment Trusts
                              77 West Wacker Drive
                            Chicago, Illinois  60601

                                 March 14, 1996


Securities and Exchange Commission
450 Fifth Street, N. W.
Washington D.C. 20549-1004

Attn:  Filing Desk, Stop 1-4

     Re:             EVEREN Unit Investment Trusts Series 43
                      File No. 333-01445  (CIK No. 910911)
                      ------------------------------------

Gentlemen:

     In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the registration statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Amendment No. 1, which was the most recent Amendment to the Registration Statement, filed electronically with the Commission on March 13, 1996.


                                     Very truly yours,



                                     EVEREN Unit Investment Trusts